1997 SEMIANNUAL REPORT


IDS
Federal
Income
Fund

(icon of) shield with eagle head

The goals of IDS Federal Income Fund, Inc. are to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with eagle head

A comfortable compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of guaranteed investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

Contents

From the chairman                            3
From the portfolio manager                   3
Financial statements (Fund)                  5
Notes to financial statements (Fund)         8
Financial statements (Portfolio)            20
Notes to financial statements (Portfolio)   23
Investments in securities                   30
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A remarkably low inflation rate paved the way for an overall decline in interest rates and, in turn, higher bond prices during the past six months. Taking advantage of the positive trend, IDS Federal Income Fund's Class A shares generated a total return (net asset value change and dividends) of 4.3% for the first half of its fiscal year -- June through November 1997.

      Despite considerable worry on the part of some observers that ongoing economic growth would soon send consumer prices higher, inflation remained wonderfully well-behaved throughout the six months. The result was that, aside from a temporary run-up in August, interest rates worked their way gradually lower. As is their nature, bond prices responded by moving higher.

      A safe haven

      The bond market also benefited from an unexpected factor at work in the last several weeks of the period, when several foreign markets were in turmoil.

      Seeking a safe haven for their investments, they poured money into U.S. bonds, which provided further support for prices.

      The Fund's assets were largely divided between short- and intermediate-term U.S. Treasury bonds and mortgage-backed bonds issued by agencies of the federal government. Although both sectors provided the Fund with positive performance, the prices of the Treasury investments benefited most from the decline in interest rates. (Conversely, when rates are stable or rising slightly, mortgage-backed bonds perform better because homeowners are less likely to refinance their mortgages.) The only notable negative for the Fund was its investments in interest-rate futures contracts, which produced a loss during the period.

      Less emphasis on `mortgages'

      Usually, 70% or more of the assets are invested in mortgage-backed securities. However, because of their already-high prices, I reduced those holdings considerably early in the period and shifted more money into Treasury securities, some of it in the form of options. In addition, I gradually lowered the level of cash reserves in the portfolio from about 11% to about 4%, putting that money to work in longer-term securities that earned a better return.

      Looking to the rest of the fiscal year, my biggest concern is that the ongoing strength of the economy may put upward pressure on inflation and, thus, on interest rates. Apart from that, some favorable factors remain at work: At this point, inflation is still subdued; the federal deficit is still shrinking; and the U.S. bond market continues to attract substantial investment capital, both domestic and foreign. As long as those fundamentals are intact, I would expect bonds to perform well.




      James W. Snyder
      (picture of) James W. Snyder
      James W. Snyder
      Portfolio manager

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  5.04
May 31, 1997          $  4.98
Increase              $  0.06

Distributions
June 1, 1997 - Nov. 30, 1997

From income           $  0.15
From capital gains    $    --
Total distributions   $  0.15

Total return*          + 4.3%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  5.04
May 31, 1997          $  4.98
Increase              $  0.06

Distributions
June 1, 1997 - Nov. 30, 1997

From income           $  0.13
From capital gains    $    --
Total distributions   $  0.13

Total return*          + 3.9%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  5.04
May 31, 1997          $  4.97
Increase              $  0.07

Distributions
June 1, 1997 - Nov. 30, 1997

From income           $  0.15
From capital gains    $    --
Total distributions   $  0.15

Total return*          + 4.3%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.


      Financial statements

      Statement of assets and liabilities
      IDS Federal Income Fund, Inc.
      Nov. 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investment in Government Income Portfolio (Note 1)                                             $2,375,382,715
                                                                                                --------------
 Total assets                                                                                    2,375,382,715
                                                                                                 -------------

                                  Liabilities

 Dividends payable to shareholders                                                                   1,118,302
 Accrued distribution fee                                                                               38,029
 Accrued service fee                                                                                    22,213
 Accrued transfer agency fee                                                                             6,379
 Accrued administrative services fee                                                                     6,009
 Other accrued expenses                                                                                646,846
                                                                                                       -------
 Total liabilities                                                                                   1,837,778
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $2,373,544,937
                                                                                                ==============

                                  Represented by

 Capital stock-- of $.01 par value (Note 1)                                                     $    4,711,094
 Additional paid-in capital                                                                      2,374,470,671
 Undistributed net investment income                                                                 1,432,189
 Accumulated net realized gain (loss) (Note 4)                                                     (72,118,590)
 Unrealized appreciation (depreciation) on investments                                              65,049,573
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                        $2,373,544,937
                                                                                                ==============
 Net assets applicable to outstanding shares:              Class A                              $1,326,488,963
                                                           Class B                              $  929,939,445
                                                           Class Y                              $  117,116,529
 Net asset value per share of outstanding capital stock:   Class A shares       263,282,241     $         5.04
                                                           Class B shares       184,582,824     $         5.04
                                                           Class Y shares        23,244,364     $         5.04

 See accompanying notes to financial statements.


      Financial statements

      Statement of operations
      IDS Federal Income Fund, Inc.
      Six months ended Nov. 30, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                          $78,944,600
                                                                                                   -----------
 Expenses (Note 2):
 Expenses allocated from Government Income Portfolio                                                 5,928,402
 Distribution fee-- Class B                                                                          3,317,773
 Transfer agency fee                                                                                 1,090,827
 Incremental transfer agency fee-- Class B                                                              24,163
 Service fee
      Class A                                                                                        1,134,776
      Class B                                                                                          768,779
      Class Y                                                                                           56,988
 Administrative services fees and expenses                                                             540,803
 Compensation of board members                                                                           5,102
 Postage                                                                                               175,802
 Registration fees                                                                                     300,434
 Reports to shareholders                                                                                 1,135
 Audit fees                                                                                              5,250
 Other                                                                                                     130
                                                                                                           ---
 Total expenses                                                                                     13,350,364
      Earnings credits on cash balances (Note 2)                                                      (184,063)
                                                                                                      --------
 Total net expenses                                                                                 13,166,301
                                                                                                    ----------
 Investment income (loss) -- net                                                                    65,778,299
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                         22,454,705
      Financial futures contracts                                                                  (39,605,741)
      Options contracts written                                                                     (3,645,619)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           (20,796,655)
 Net change in unrealized appreciation (depreciation) on investments                                48,666,966
                                                                                                    ----------
 Net gain (loss) on investments                                                                     27,870,311
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $93,648,610
                                                                                                   ===========

 See accompanying notes to financial statements.


      Statements of changes in net assets
      IDS Federal Income Fund, Inc.

                                  Operations and distributions

                                                                        Six months ended            Year ended
                                                                           Nov. 30, 1997          May 31, 1997
                                   (Unaudited)
 Investment income (loss)-- net                                           $   65,778,299         $ 115,437,006
 Net realized gain (loss) on investments                                     (20,796,655)           (4,113,301)
 Net change in unrealized appreciation (depreciation) on investments          48,666,966            22,506,159
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations              93,648,610           133,829,864
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                           (38,972,796)          (72,954,437)
           Class B                                                           (22,968,698)          (35,396,650)
           Class Y                                                            (3,434,106)           (6,929,452)
                                                                              ----------            ----------
 Total distributions                                                         (65,375,600)         (115,280,539)
                                                                             -----------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                545,427,073           985,973,729
      Class B shares                                                         556,475,622           900,211,049
      Class Y shares                                                          23,450,011            45,145,082
 Reinvestment of distributions at net asset value
      Class A shares                                                          32,941,116            62,856,887
      Class B shares                                                          21,833,325            33,971,242
      Class Y shares                                                           3,411,721             6,929,452
 Payments for redemptions
      Class A shares                                                        (535,323,244)         (888,331,026)
      Class B shares (Note 2)                                               (479,209,671)         (639,794,803)
      Class Y shares                                                         (25,851,264)          (37,361,796)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           143,154,689           469,599,816
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     171,427,699           488,149,141
 Net assets at beginning of period                                         2,202,117,238         1,713,968,097
                                                                           -------------         -------------
 Net assets at end of period                                              $2,373,544,937        $2,202,117,238
                                                                          ==============        ==============
 Undistributed net investment income                                      $    1,432,189        $    1,029,490
                                                                          --------------        --------------

 See accompanying notes to financial statements.

      Notes to financial statements

      IDS Federal Income Fund, Inc.
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies

      The IDS Federal  Income  Fund,  Inc. is  registered  under the  Investment
      Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Government Income Portfolio

      Effective June 10, 1996, the Fund began investing all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in U.S. government and government agency securities.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at May 31, 1997 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements", which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15.50
     oClass B $16.50
     oClass Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $18,308,105 for Class A and $400,142 for Class B for the six months ended Nov. 30, 1997.

      For the six months ended Nov. 30, 1997, the Fund's transfer agency fees were reduced by $184,063 as a result of earnings credits from overnight cash balances.

  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended Nov. 30, 1997

                                 Class A         Class B              Class Y

      Sold                   108,664,381     110,875,237            4,662,873

      Issued for reinvested    6,554,881       4,344,257              678,942
        distributions

      Redeemed              (106,620,186)    (95,450,673)          (5,150,809)

      Net increase (decrease)  8,599,076      19,768,821              191,006


                                       Year ended May 31, 1997

                                 Class A         Class B              Class Y

      Sold                   198,719,225     181,331,273            9,099,651

      Issued for reinvested   12,674,720       6,850,794            1,399,915
        distributions

      Redeemed              (179,157,262)   (128,994,759)          (7,537,738)

      Net increase (decrease) 32,236,683      59,187,308            2,961,828


  4

Capital loss
carryover

      For federal income tax purposes, the Fund had a capital loss carryover of $8,714,523 at May 31, 1997, that if not offset by subsequent capital gains, will expire in 2002 through 2006. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

                           Notes to financial statements

                           IDS Federal Income Fund

  5

Financial
highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

                           Fiscal period ended May 31,
                           Per share income and capital changesa

                                                        Class A

                            1997c    1997   1996b   1995   1994   1993   1992    1991   1990   1989   1988

Net asset value,           $4.98    $4.92  $4.97   $4.85  $5.30  $5.19  $5.10   $5.00  $5.02  $5.02  $5.01
beginning of period
                           Income from investment operations:
Net investment               .15      .32    .28     .32    .29    .32    .36     .42    .42    .40    .41
income (loss)

Net gains (losses)           .06      .06   (.04)    .11   (.31)   .13    .09     .09   (.02)    --    .01
(both realized
and unrealized)

Total from investment        .21      .38    .24     .43   (.02)   .45    .45     .51    .40    .40    .42
operations
                           Less distributions:
Dividends from net          (.15)    (.32)  (.29)   (.31)  (.29)  (.32)  (.36)   (.41)  (.42)  (.40)  (.41)
investment income

Distributions from            --       --     --      --   (.14)  (.02)    --      --     --     --     --
realized gains

Total distributions         (.15)    (.32)  (.29)   (.31)  (.43)  (.34)  (.36)   (.41)  (.42)  (.40)  (.41)

Net asset value,           $5.04    $4.98  $4.92   $4.97  $4.85  $5.30  $5.19   $5.10  $5.00  $5.02  $5.02
end of period
                           Ratios/supplemental data
                                                   Class A

                            1997c    1997   1996b   1995   1994   1993   1992    1991   1990   1989   1988

Net assets, end of period $1,326   $1,267 $1,095    $977 $1,025 $1,025   $834    $397   $234   $183   $183
(in millions)

Ratio of expenses to        .87%e    .90%   .91%e   .79%   .76%   .77%   .79%    .80%   .82%   .79%   .80%
average daily net assetsd

Ratio of net income (loss) 5.98%e   6.37%  6.34%e  6.59%  5.64%  6.03%  6.93%   8.20%  8.53%  8.15%  8.24%
to average daily net assets

Portfolio turnover rate      89%     146%   115%    213%   304%   227%   104%     52%   104%    81%   143%
(excluding short-term
securities)

Total returnf               4.3%     7.7%   5.0%    9.3%   (.5%)  9.0%   9.0%   10.8%   8.3%   8.4%   8.8%

a  For a share outstanding throughout the period. Rounded to the nearest cent.

b  The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.

c   Six months ended Nov. 30, 1997. (Unaudited).

d Effective fiscal year 1996, the expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

e  Adjusted to an annual basis.

f  Total return does not reflect payment of a sales charge.


                           Fiscal period ended May 31,
                           Per share income and capital changesa


                              Class B                                Class Y
                     1997d   1997   1996c   1995b          1997d    1997   1996c    1995b

Net asset value,    $4.98   $4.92  $4.96   $4.87          $4.97    $4.92  $4.97    $4.87
beginning of period
                           Income from investment operations:
Net investment        .13     .28    .26     .06            .15      .32    .29      .07
income (loss)

Net gains (losses)    .06     .06   (.04)    .14            .07      .05   (.04)     .15
both realized
and unrealized)

Total from investment .19     .34    .22     .20            .22      .37    .25      .22
operations
                           Less distributions:

Dividends from net   (.13)   (.28)  (.26)   (.11)          (.15)    (.32)  (.30)    (.12)
investment income

Net asset value,    $5.04   $4.98  $4.92   $4.96          $5.04    $4.97   $4.92   $4.97
end of period
                           Ratios/supplemental data


                              Class B                                Class Y
                     1997d   1997   1996c   1995b          1997d    1997    1996c   1995b

Net assets, end      $930    $820   $520    $292           $117     $115     $99     $85
of period
(in millions)

Ratio of expenses   1.63%f  1.66%  1.67%f  1.74%f          .80%f    .73%    .74%f   .75%f
to average daily
net assetse

Ratio of net income 5.23%f  5.60%  5.59%f  6.21%f         6.06%f   6.54%   6.53%f  7.20%f
(loss) to average
daily net assets

Portfolio turnover    89%    146%   115%    213%            89%     146%    115%    213%
rate (excluding
short-term securities)

Total returng        3.9%    6.9%   4.3%    4.1%           4.3%     7.9%    5.2%    4.5%

a  For a share outstanding throughout the period. Rounded to the nearest cent.

b  Inception date was March 20, 1995.

c  The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.

d  Six months ended Nov. 30, 1997. (Unaudited).

e Effective fiscal year 1996, the expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

f  Adjusted to an annual basis.

g  Total return does not reflect payment of a sales charge.



      Financial statements

      Statement of assets and liabilities
      Government Income Portfolio
      Nov. 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $ 2,916,716,941)                                                         $2,982,973,037
 Cash in bank on demand deposit                                                                     29,079,723
 Accrued interest receivable                                                                        28,273,625
 Receivable for investment securities sold                                                         148,052,355
 U.S. government securities held as collateral (Note 5)                                             48,924,229
                                                                                                    ----------
 Total assets                                                                                    3,237,302,969
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                       271,327,816
 Payable upon return of securities loaned (Note 5)                                                 522,438,916
 Accrued investment management services fee                                                             65,401
 Other accrued expenses                                                                                 25,568
 Option contracts written, at value (premium received $68,470,442) (Note 6)                         67,402,593
                                                                                                    ----------
 Total liabilities                                                                                 861,260,294
                                                                                                   -----------
 Net assets                                                                                     $2,376,042,675
                                                                                                ==============

 See accompanying notes to financial statements.



      Statement of operations
      Government Income Portfolio
      Six months ended Nov. 30, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                        $  79,006,597
                                                                                                 -------------
 Expenses (Note 2):
 Investment management services fee                                                                  5,819,399
 Compensation of board members                                                                           8,105
 Custodian fees                                                                                         64,291
 Audit fees                                                                                             15,750
 Other                                                                                                  22,475
                                                                                                        ------
 Total expenses                                                                                      5,930,020
                                                                                                     ---------
 Investment income-- net                                                                            73,076,577
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                22,460,870
      Financial futures contracts                                                                  (39,616,512)
      Option contracts written (Note 6)                                                             (3,646,628)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           (20,802,270)
 Net change in unrealized appreciation (depreciation) on investments                                48,680,255
                                                                                                    ----------
 Net gain (loss) on investments                                                                     27,877,985
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                  $100,954,562
                                                                                                  ============

 See accompanying notes to financial statements.



      Financial statements

      Statements of changes in net assets
      Government Income Portfolio


                                  Operations

                                                                        Six months ended   For the period from
                                                                           Nov. 30, 1997     June 10, 1996* to
                                                                             (Unaudited)          May 31, 1997
 Investment income (loss)-- net                                           $   73,076,577        $  124,973,996
 Net realized gain (loss) on investments                                     (20,802,270)             (221,211)
 Net change in unrealized appreciation (depreciation) on investments          48,680,255            22,413,297
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations             100,954,562           147,166,082
 Net contributions (withdrawals) from partners                                71,105,143         2,056,776,888
                                                                              ----------         -------------
 Total increase (decrease) in net assets                                     172,059,705         2,203,942,970
 Net assets at beginning of period (Note 1)                                2,203,982,970                40,000
                                                                           -------------                ------
 Net assets at end of period                                              $2,376,042,675        $2,203,982,970
                                                                          ==============        ==============

 *Commencement of operations

 See accompanying notes to financial statements.

      Notes to financial statements

      Government Income Portfolio
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies

      Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S.
      government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independant pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put and call options on U.S. government securities. The Fund also may purchase mortgage-backed security
      (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1997, the Portfolio had entered into outstanding when-issued or forward commitments of $150,340,573.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses

      The Trust,  on behalf of the  Portfolio,  has entered  into an  Investment
      Management Services Agreement with (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,484,312,386 and $2,323,839,728 respectively, for the period from June 1, 1997 to Nov. 30, 1997. For the same period, the portfolio turnover rate was 89%. Realized gains and losses are determined on an identified cost basis.

  4

Interest rate
futures contracts

      At Nov. 30, 1997, investments in securities included securities valued at $46,237,690 that were pledged as collateral to cover initial margin deposits on 4,208 open purchase contracts and 5,597 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1997 was $452,952,970 with a net unrealized gain of $1,377,395. The market value of the open sale contracts at Nov. 30, 1997 was $645,244,375 with a net unrealized loss of $3,633,969. See Summary of significant accounting policies.

  5

Lending of
portfolio securities

      At Nov. 30, 1997, securities valued at $508,045,552 were on loan to brokers. For collateral, the Portfolio received $473,514,687 in cash and U.S. government securities valued at $48,924,229. Income from securities lending amounted to $791,225 for the period ended Nov. 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

  6

Options contracts
written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                                                         Period ended Nov. 30, 1997

                                         Puts                      Calls                MBS Puts and Calls
                              Contracts       Premium     Contracts       Premium     Contracts      Premiums
      Balance May 31, 1997        2,209    $ 2,598,052        4,067   $ 6,810,256        13,000  $    757,616
      Opened                      8,907     11,819,477       11,941    18,536,024        46,150   109,104,140
      Closed                     (8,261)   (10,084,501)      (8,397)  (12,936,837)      (20,700)  (52,279,257)
      Exercised                     (42)       (35,228)      (1,686)   (2,710,856)      (18,700)     (441,483)
      Expired                      (148)      (180,885)      (1,876)   (2,419,670)       (4,250)      (66,406)
                                   ----       --------       ------    ----------        ------       -------
      Balance Nov. 30, 1997       2,665    $ 4,116,915        4,049   $ 7,278,917        15,500   $57,074,610


      See Summary of significant accounting policies.


      Investments in securities

      Government Income Portfolio
      Nov. 30, 1997 (Unaudited)
                                                                                         (Percentages represent
                                                                                           value of investments
                                                                                         compared to net assets)

 Bonds (110.9%)

 Issuer                                 Coupon              Maturity              Principal            Value(a)
                                          rate                  year                 amount

 U.S. government  obligations (55.1%)
 U.S. Treasury                           5.125%                 1998           $ 78,000,000    $    77,592,840
                                         5.375                  1998             10,000,000          9,990,500
                                         5.625                  1998             55,000,000         54,954,900
                                         5.750                  2003             18,500,000         18,418,230
                                         5.875               1999-05             47,600,000(h)      47,624,487
                                         6.00                1999-00            147,750,000(h)     148,391,820
                                         6.25                2000-21             12,100,000(e,f,h)  12,239,147
                                         6.375               2000-27            302,850,000(h)     310,683,815
                                         6.50                   2005              5,000,000(e,f)     5,183,050
                                         6.625                  2002             48,500,000         49,747,850
                                         6.75                   2000            100,750,000(h)     102,915,117
                                         7.00                   2006              8,500,000(h)       9,118,035
                                         7.125                  2000             32,000,000         32,889,600
                                         7.75                2000-01            118,250,000(e,f,h) 123,402,070
                                         8.125                  2019             31,000,000(h)      38,363,430
                                         8.50                   2000             22,000,000         23,224,080
                                        10.75                2003-05             19,750,000(e,f)    24,403,215
                                        11.875                  2003             66,000,000         85,635,660
                                        12.375                  2004              7,000,000          9,412,690
        TIPS                             3.625                  2002                500,000(i)         504,083
 Collateralized Mtge Securities Corp    13.45                   2020              3,750,000          4,003,125
 Resolution Funding Corp                 8.125                  2019              8,000,000          9,807,440
        Zero Coupon                      6.13                   2008             48,500,000(b)      25,750,105
                                         6.15                   2002             11,170,000(b)       8,695,622
                                         6.36                   2003             16,000,000(b)      11,404,160
                                         7.20                   2018              8,000,000(b)       2,265,120
                                         7.28                   2017             44,350,000(b)      13,132,220
                                         7.37                   2017             79,350,000(b)      22,824,228
                                         7.43                   2019             84,500,000(b)      22,395,027
                                         7.87                   2018              7,500,000(b)       2,026,608
                                         8.04                   2012              8,400,000(b)       3,363,360

 Total                                                                                           1,310,361,634



 Mortgage-backed securities (55.8%)

 Federal Home Loan Mortgage Corporation (20.0%)
                                         6.00                   2025            156,250,000(j)     149,609,375
                                         6.00                   2026             19,536,798         18,761,187
                                         6.50                2003-09              7,719,350          7,705,723
                                         7.00                   2010             18,528,806         18,759,490
                                         7.50                   2024              7,710,626          7,909,637
                                         8.00                2023-25             64,726,545         67,197,468
                                         8.50                2022-27             20,100,488         21,012,531
                                         9.00                2025-26             41,355,760         44,159,227
                                        14.24                   2027            199,625,260(b)       3,485,457
 Collateralized Mtge Obligation          4.00                   2023             11,817,347         11,172,711
                                         6.75                   2022             22,000,000         21,942,580
                                         8.25                   2024             33,335,995         36,311,899
                                         8.50                   2022              9,150,000         10,175,349
        Interest Only                   10.00                   2020                266,685(c)          84,238
        Principal Only                   1.08                   2027              6,187,259(g)       5,095,765
                                         1.32                   2022              4,997,974(g)       4,050,858
                                         1.48                   2027              2,356,107(g)       1,850,416
                                         2.47                   2023             13,000,000(g)       8,013,281
                                         2.48                   2008             10,119,749(g)       8,238,108
                                         2.92                   2009              5,979,874(g)       4,554,982
                                         3.41                2003-07             21,486,331(g)      17,631,882
                                         3.82                   2008              8,328,020(g)       6,046,923

 Total                                                                                             473,769,087


 Federal National Mortgage Association (35.2%)
                                         6.00                2008-27             36,256,755         34,883,125
                                         6.50                2023-27            140,963,111(e,f)   139,078,437
                                         7.00                2023-27            159,022,723        159,454,842
                                         7.50                2025-26             72,316,529         73,889,414
                                         8.00                2021-27             35,172,133         36,430,268
                                         8.50                2007-26            200,875,613        210,783,243
                                         9.00                2023-26             24,096,455         25,799,104
 Collateralized Mtge Obligation          3.00                   2019             11,250,000         10,292,513
                                         4.50                   2010              8,204,208          7,509,230
                                         4.70                   2022              5,436,398          5,392,744
                                         5.00                   2024              6,507,327          6,265,906
                                         5.50                   2008             10,693,282         10,286,617
                                         6.00                   2008              6,166,539          6,084,709
                                         6.50                2017-25             13,330,768         13,315,398
                                         7.00                   2012              6,130,247          6,172,668
                                         8.50                   2021             12,350,000         13,652,753
                                         9.00                   2020             11,666,000         12,818,484
         Interest Only                   8.50                   2022             15,129,619(c)       4,471,440
                                         9.50                2018-22             14,086,847(c)       4,245,834
                                        10.00                2018-22             46,501,373(c)      13,621,981
                                        10.50                   2021             11,732,705(c)       3,998,961
        Inverse Floater                  6.45                   2023              6,052,314(d)       5,458,340
                                         7.58                   2024              4,913,659(d)       4,055,439
        Principal Only                   1.00                2020-21              6,389,197(g)       6,048,962
                                         1.25                   2023              6,436,532(g)       6,105,050
                                         3.08                   2023             10,788,439(g)       6,080,297
                                         3.85                   2008              7,000,000(g)       5,087,031
                                         4.95                   2023              9,558,975(g)       5,053,830

 Total                                                                                             836,336,620

 Government National Mortgage Association (0.6%)
                                         7.50                   2025             13,882,693         14,209,075
                                        11.00                   2019                301,483            336,657

 Total                                                                                              14,545,732
 Total bonds
 (Cost: $2,568,197,121)                                                                         $2,635,013,073


 Options purchased (0.2%)

 Issuer                                   Number            Exercise           Expiration              Value(a)
                                    of contracts               price                 date
 Put
         MBS                               8,500                $103            Dec. 1997           $    9,775
         MBS                              10,000                  97            Jan. 1998              250,000
        U.S. Treasury Bonds March 98         340                 108            Feb. 1998               53,125
 Call
        U.S. Treasury Bonds March 98       1,300                 109            Feb. 1998            3,473,431

 Total options purchased
 (Cost: $4,385,854)                                                                                 $3,786,331



 Short-term securities (14.5%)

 Issuer                                        Annualized                      Amount                  Value(a)
                                                 yield on                  payable at
                                                  date of                    maturity
                                                 purchase

 U.S. government agencies (10.2%)
 Federal Home Loan Mtge Corp Disc Nts
       12-05-97                                      5.47%               $ 9,400,000            $    9,391,446
       12-11-97                                      5.47                  8,300,000                 8,284,922
       12-11-97                                      5.48                 20,400,000                20,362,872
       12-11-97                                      5.50                  6,000,000                 5,989,020
       12-11-97                                      5.50                 50,000,000                49,908,500
       12-22-97                                      5.48                  5,900,000                 5,879,456
 Federal Natl Mtge Assn Disc Nts
       12-22-97                                      5.51                 49,000,000                48,850,550
       12-22-97                                      5.51                 17,000,000                16,948,150
       12-22-97                                      5.51                 50,000,000                49,824,625
       12-22-97                                      5.52                 27,400,000                27,299,533

 Total                                                                                             242,739,074

 Certificates of deposit (4.3%)
 ABN Yankee
      04-17-98                                       6.27                 25,000,000                25,026,043
 Canadian Imperial Bank Yankee
      03-23-98                                       6.00                 25,000,000                25,000,000
 Societe Generale Yankee
      03-20-98                                       5.98                 41,400,000                41,399,042
      04-15-98                                       6.25                 10,000,000                10,009,474

 Total                                                                                             101,434,559

 Total short-term securities
 (Cost: $344,133,966)                                                                           $  344,173,633

 Total investment in securities
 (Cost: $2,916,716,941)(k)                                                                      $2,982,973,037


See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1997.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                               Notional amount

Purchase contracts
U.S. Treasury Note March 98, 5-year notes                          $74,700,000
U.S. Treasury Note Dec. 97, 5-year notes                           308,100,000
U.S. Treasury Note March 98, 2-year notes                           38,000,000
Sale contracts
U.S. Treasury Note March 98, 10-year notes                         122,100,000
U.S. Treasury Note Dec. 97, 10-year notes                          157,900,000
U.S. Treasury Bonds March 98                                       235,400,000
U.S. Treasury Bonds Dec. 97                                         44,300,000

(f) At Nov. 30, 1997, securities valued at $46,237,690 were held to cover open call options written as follows:

Issuer                        Number of   Exercise   Expiration        Value (a)
                              contracts      price         date

U.S. Treasury Bonds March 98        170       $117    Feb. 1998     $   393,125
U.S. Treasury Bonds March 98        786        118    Dec. 1997       1,252,688
U.S. Treasury Bonds March 98        425        119    Dec. 1997         425,000
U.S. Treasury Bonds March 98        500        116    Feb. 1998       1,953,125
U.S. Treasury Bonds March 98      1,063        118    Feb. 1998       2,790,375
U.S. Treasury Bonds March 98      1,105        120    Feb. 1998       1,830,156
Mortgage-Backed Security
  (MBS) Spread                    5,500        103    Dec. 1997      56,873,437
Mortgage-Backed Security
  (MBS) Spread                   10,000         98    Jan. 1998         312,500

At Nov. 30, 1997, cash or short-term securities were designated to cover open put options written as follows:

 Issuer                       Number of   Exercise   Expiration        Value (a)
                              contracts      price         date

U.S. Treasury Bonds March 98      1,085       $117    Dec. 1997        $305,156
U.S. Treasury Bonds March 98        650        114    Feb. 1998         304,688
U.S. Treasury Bonds March 98        760        116    Feb. 1998         688,750
U.S. Treasury Bonds March 98        170        118    Feb. 1998         273,593

(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of the future cash flows.

(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) At Nov. 30, 1997, the cost of securities purchased on a when-issued basis was $150,340,573.

(k) At Nov. 30, 1997, the cost of securities for federal income tax purposes was approximately $2,916,717,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation......................................$73,157,000

 Unrealized depreciation.......................................(6,901,000)
                                                               ----------

 Net unrealized appreciation..................................$66,256,000

      Board members and officers

Independent
board members and officers

Chariman of the board

      William R. Pearce*
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

      Officer

Vice president,
general counsel
and secretary

      Leslie L. Ogg*
      President, treasurer and corporate secretary of Board
      Services Corporation.


      Board members and officers associated with AEFC

President

      John R. Thomas*
      Senior vice president, AEFC.

      William H. Dudley*
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers*
      President and chief executive officer, AEFC.


     Officers associated with AEFC

Vice president

      Peter J. Anderson*
      Senior vice  president,  AEFC

Treasurer

       Matthew N. Karstetter*
       Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Telephone Transaction       dividend payments or                   800-437-3133
Service                     reinvestments and automatic
                            payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


American Express            Fund performance, objectives           612-671-3733
Shareholder Service         and account inquiries


TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information    National/Minnesota
Infoline                    (TouchTone(R) phones only),            800-272-4445
                            including current fund prices
                            and performance, account values Mpls./St. Paul area:
                            and recent account transactions            671-1630



AMERICAN EXPRESS Financial Advisors


IDS Federal Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010